Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments on the Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Gain/ (Loss) on interest rate swaps	$ (11,513)	$ (12,671)	$ 8,616
Not Designated as Hedging Instrument
Derivative [Line Items]
Total	(11,513)	(12,671)	8,616
Interest rate swaps | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain/ (Loss) on interest rate swaps	$ (11,513)	$ (12,671)	$ 8,616